Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 175,915	$ 91,238	$ 516,039	$ 330,512
Voyage expenses	(83,048)	(18,303)	(249,974)	(61,488)
Vessel operating expenses	(52,161)	(40,958)	(157,808)	(131,949)
Time-charter hire expense	(4,317)	(5,835)	(14,697)	(27,459)
Depreciation and amortization	(29,595)	(24,328)	(88,598)	(73,652)
General and administrative expenses	(8,747)	(7,622)	(27,939)	(24,875)
(Loss) gain on sale of vessels	0	(7,926)	170	(12,495)
Restructuring charges	(213)	0	(1,195)	0
Loss from operations	(2,166)	(13,734)	(24,002)	(1,406)
Equity loss	(359)	(274)	265	(27,174)
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues	166,423	81,758	490,083	299,154
Voyage expenses	(85,575)	(20,725)	(259,079)	(69,517)
Vessel operating expenses	(43,432)	(32,227)	(131,886)	(100,586)
Time-charter hire expense	(2,935)	(4,629)	(10,326)	(23,698)
Depreciation and amortization	(28,532)	(23,071)	(85,171)	(69,857)
General and administrative expenses	(7,985)	(6,823)	(25,385)	(22,258)
(Loss) gain on sale of vessels		(7,968)	0	(12,545)
Restructuring charges	0		(152)
Loss from operations	(2,036)	(13,685)	(21,916)	693
Equity loss	(359)	(274)	265	(27,174)
Operating Segments | Ship-to-Ship Transfer Segment
Segment Reporting Information [Line Items]
Revenues	12,019	11,902	35,061	39,387
Voyage expenses	0	0	0	0
Vessel operating expenses	(8,729)	(8,731)	(25,922)	(31,363)
Time-charter hire expense	(1,382)	(1,206)	(4,371)	(3,761)
Depreciation and amortization	(1,063)	(1,257)	(3,427)	(3,795)
General and administrative expenses	(762)	(799)	(2,554)	(2,617)
(Loss) gain on sale of vessels		42	170	50
Restructuring charges	(213)		(1,043)
Loss from operations	(130)	(49)	(2,086)	(2,099)
Equity loss	0	0	0	0
Inter-segment Adjustment
Segment Reporting Information [Line Items]
Revenues	(2,527)	(2,422)	(9,105)	(8,029)
Voyage expenses	2,527	2,422	9,105	8,029
Vessel operating expenses	0	0	0	0
Time-charter hire expense	0	0	0	0
Depreciation and amortization	0	0	0	0
General and administrative expenses	0	0	0	0
(Loss) gain on sale of vessels		0	0	0
Restructuring charges	0		0
Loss from operations	0	0	0	0
Equity loss	$ 0	$ 0	$ 0	$ 0